UMB SCOUT FUNDS

MONEY MARKET FUND
FEDERAL PORTFOLIO (UMFXX)
PRIME PORTFOLIO (UMPXX)

SEMIANNUAL REPORT   DECEMBER 31, 1999



A no-load mutual fund with primary emphasis on maximum income consistent with safety of principal and maintenance of liquidity.


TO THE SHAREHOLDERS

The UMB Scout Money Market Fund's Federal Portfolio earned 1.24% for the quarter ended December 31, 1999, while the Prime Portfolio earned 1.27%. The seven-day current yield on December 31st was 5.14% for the Federal Portfolio and 5.52% for the Prime Portfolio. The Fund invests in high-quality, short-term debt instruments and seeks maximum income consistent with safety of principal and liquidity.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

We entered the fourth quarter with the Federal Open Market Committee (FOMC) carrying a tightening bias, signaling their ongoing concern that inflation might be working its way back into the economy. This was emphasized in mid-November, as signs of growing employment and wage pressures prompted the FOMC to make another "pre-emptive strike" against inflation by increasing the Fed Funds rate from 5.25% to 5.50%. It was their third such increase in six months. At that time, the FOMC also softened its bias to "neutral," implying less immediate concern for inflationary pressures. Despite this change in bias, market participants immediately began debating the likelihood of an ongoing series of tightenings, primarily reflecting concerns that lofty equity valuations will continue to push the economy nearer to inflationary growth.

Initially, short-term rates rose in line with the changes to Fed Funds. However, as we moved into late December, concerns over Y2K problems caused issuers to cease offering maturities in the late-December/early-January timeframe. This reduction in supply caused a definite (albeit temporary) drop in overnight rates. However, we had already acquired sufficient positions maturing in mid-January to guarantee ample liquidity in the Fund and help bolster returns. Aside from the short-term difficulties caused by supply restrictions, your UMB Scout Money Market Fund was unaffected by Y2K turbulence.

We appreciate your continued interest in the UMB Scout Money
Market Fund and welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust

UMB Investment Advisors

CHART - FUND DIVERSIFICATION - UMB SCOUT MONEY MARKET FUND -
FEDERAL PORTFOLIO (UMFXX)

CHART - FUND DIVERSIFICATION - UMB SCOUT MONEY MARKET FUND -
PRIME PORTFOLIO (UMPXX)

Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.


FINANCIAL STATEMENTS           DECEMBER 31, 1999 (unaudited)

Statement of Net Assets

 FACE                                                                                     MARKET
AMOUNT      DESCRIPTION                                                                   VALUE
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 78.93%
$10,000,000  Aluminum Company of America, 5.25%, due January 10, 2000               $  9,986,875
  5,500,000  Aluminum Company of America, 6.45%, due January 14, 2000                  5,487,190
 20,000,000  American Tel & Telegraph Co., 5.90%, due January 14, 2000                19,957,389
 10,000,000  American Tel & Telegraph Co., 6.05%, due January 21, 2000                 9,966,389
  5,000,000  American Tel & Telegraph Co., 6.25%, due January 25, 2000                 4,979,167
 23,000,000  Amgen Inc., 6.30%, due January 27, 2000                                  22,895,350
 10,000,000  Arco British Ltd., 6.05%, due January 11, 2000                            9,983,194
 15,000,000  Arco British Ltd., 6.05%, due January 11, 2000                           14,974,792
 11,300,000  Becton Dickinson & Co., 6.10%, due January 31, 2000                      11,242,558
 15,000,000  Bell Atlantic Network Funding, 6.02%, due January 19, 2000               14,954,850
 15,000,000  BellSouth Telecommunications, 6.25%, due January 19, 2000                14,953,125
  3,347,000  BellSouth Telecommunications, 6.75%, due January 10, 2000                 3,341,352
 30,000,000  Chevron USA Inc., 6.45%, due January 26, 2000                            29,865,625
 15,000,000  Coca-Cola Co., 6.07%, due January 18, 2000                               14,957,004
 17,500,000  Coca-Cola Co., 6.05%, due January 06, 2000                               17,485,295
 12,500,000  Deere and Company, 6.03%, due January 13, 2000                           12,474,875
 15,000,000  Dover Corp., 6.00%, due January 13, 2000                                 14,970,000
  3,000,000  Dover Corp., 6.45%, due January 27, 2000                                  2,986,025
 10,000,000  Duke Power Co., 5.80%, due January 5, 2000                                9,993,556
  5,000,000  Dun & Bradstreet Corp, 6.00%, due January 18, 2000                        4,985,833
 15,002,000  duPont (E.I.) deNemours & Co., 5.35%, due January 13, 2000               14,975,246
 20,000,000  Gannett Co., Inc., 6.00%, due January 7, 2000                            19,980,000
  7,500,000  General Mills Inc., 5.85%, due January 4, 2000                            7,496,344
 10,000,000  General Mills Inc., 5.87%, due January 5, 2000                            9,993,478
 15,000,000  Halliburton Co., 5.90%, due January 4, 2000                              14,992,625
  5,000,000  Halliburton Co., 5.90%, due January 7, 2000                               4,995,083
 10,000,000  Halliburton Co., 6.30%, due January 10, 2000                              9,984,250
  5,552,000  Johnson & Johnson, 4.75%, due January 6, 2000                             5,548,337
  1,700,000  Laclede Gas Co., 5.98%, due January 24, 2000                              1,693,505
 15,000,000  Merck & Co. Inc. Comm. Paper, 6.15%, due February 1, 2000                14,920,563
 25,000,000  Minnesota Mining & Manufacturing, 6.15%, due January 28, 2000            24,884,688
  5,000,000  Mobil Corp, 5.95%, due January 13, 2000                                   4,990,083
 20,000,000  Mobil Corp, 6.00%, due January 24, 2000                                  19,923,333
 10,000,000  Mobil Corp, 6.00%, due January 25, 2000                                   9,960,000
 14,000,000  Nalco Chemical Co., 7.05%, due January 31, 2000                          13,917,750
  5,000,000  Nalco Chemical Co., 5.77%, due January 18, 2000                           4,986,376
 15,000,000  Procter & Gamble Co., 5.90%, due January 12, 2000                        14,972,958
 10,000,000  Progress Capital Holdings, Inc., 5.90%, due January 10, 2000              9,984,460
 15,000,000  Progress Capital Holdings, Inc., 6.35%, due January 10, 2000             14,976,188
 17,000,000  Snap On, Inc., 6.28%, due January 20, 2000                               16,943,654
  5,000,000  South Carolina Electric Gas, 6.60%, due February 1, 2000                  4,971,583
  5,000,000  Texaco, Inc., 5.75%, due January 19, 2000                                 4,985,625
 15,000,000  Texaco, Inc., 5.93%, due January 12, 2000                                14,972,821
  8,000,000  Wisconsin Electric Power Co., 6.05%, due January 20, 2000                 7,974,456
 14,745,000  Wisconsin Electric Power Co., 6.05%, due January 21, 2000                14,695,440
 10,000,000  Wisconsin Electric Power Co., 6.20%, due January 25, 2000                 9,958,667
  2,246,000  Wisconsin Electric Power Co., 6.30%, due January 19, 2000                 2,238,925
 10,000,000  Xerox Capital Europe PLC, 6.30%, due January 21, 2000                     9,965,000

TOTAL SHORT-TERM CORPORATE NOTES - 78.93%                                            560,321,882

GOVERNMENT-SPONSORED ENTERPRISES - 21.46%
  4,500,000  Federal Home Loan Banks Discount Notes, 5.05%, due March 3, 2000          4,500,000
  2,000,000  Federal Home Loan Banks Discount Notes, 6.20%, due October 27, 2000       2,000,000
  7,860,000  Federal Home Loan Banks Discount Notes, 5.00%, due January 21, 2000       7,838,167
  2,000,000  Federal Home Loan Banks Discount Notes, 5.73%, due January 14, 2000       1,995,862
  7,350,000  Federal Home Loan Banks Discount Notes, 5.73%, due January 14, 2000       7,334,792
 20,000,000  Federal Home Loan Banks Discount Notes, 5.42%, due January 5, 2000       19,987,956
  4,500,000  Federal Home Loan Banks Discount Notes, 5.65%, due January 4, 2000        4,497,881
 22,000,000  Federal Home Loan Mortgage Corp Discount Notes,
              4.50%, due January 5, 2000                                              21,989,000
 30,000,000  Federal Home Loan Mortgage Corp Discount Notes,
              4.50%, due January 5, 2000                                              29,985,000
  6,135,000  Federal Home Loan Mortgage Corp Discount Notes,
              5.00%, due January 18, 2000                                              6,120,515
  4,130,000  Federal Home Loan Mortgage Corp Discount Notes,
              5.00%, due January 19, 2000                                              4,119,675
  1,500,000  Federal Home Loan Mortgage Corp Discount Notes,
              5.55%, due January 14, 2000                                              1,496,994
  6,740,000  Federal Home Loan Mortgage Corp Discount Notes,
              5.61%, due January 11, 2000                                              6,729,497
  3,052,000  Federal Home Loan Mortgage Corp Discount Notes,
              5.61%, due January 14, 2000                                              3,045,817
 10,000,000  Federal National Mortgage Association Discount Notes,
              5.50%, due January 18, 2000                                              9,974,028
  3,850,000  Federal National Mortgage Association Discount Notes,
              5.70%, due March 2, 2000                                                 3,812,815
 10,000,000  Federal National Mortgage Association Discount Notes,
              5.54%, due January 20, 2000                                              9,970,761
  5,000,000  Federal National Mortgage Association Discount Notes,
              5.10%, due May 19, 2000                                                  4,999,810
  2,000,000  Federal National Mortgage Association Discount Notes,
              5.21%, due July 7, 2000                                                  1,945,584

TOTAL GOVERNMENT-SPONSORED ENTERPRISES - 21.46%                                      152,344,153

TOTAL INVESTMENTS - 100.39%                                                          712,666,035

Other assets less liabilities - (0.39%)                                               (2,797,822)

TOTAL NET ASSETS - 100.00%
(equivalent to $1.00 per share; 750,000,000 shares of $0.01 par value
capital shares authorized; 709,897,715 shares outstanding)                         $ 709,868,213

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements


FINANCIAL STATEMENTS           DECEMBER 31, 1999 (unaudited)

Statement of Net Assets

 FACE                                                                                     MARKET
AMOUNT      DESCRIPTION                                                                   VALUE
FEDERAL PORTFOLIO
GOVERNMENT-SPONSORED ENTERPRISES - 99.33%
$ 7,739,000  Federal Home Loan Banks, Discount Note, 5.66%, due January 19, 2000   $   7,717,099
  5,000,000  Federal Home Loan Banks, Discount Note, 4.75%, due January 12, 2000       4,992,743
  4,209,000  Federal Home Loan Banks, Discount Note, 4.00%, due January 11, 2000       4,204,323
  2,000,000  Federal Home Loan Banks, Discount Note, 5.61%, due January 13, 2000       1,996,260
  5,000,000  Federal Home Loan Banks, Discount Note, 5.73%, due January 19, 2000       4,985,675
  1,209,000  Federal Home Loan Banks, Discount Note, 5.80%, due January 21, 2000       1,205,104
  6,640,000  Federal Home Loan Banks, Discount Note, 5.00%, due January 21, 2000       6,621,556
 12,650,000  Federal Home Loan Banks, Discount Note, 5.73%, due January 14, 2000      12,623,825
  7,000,000  Federal Home Loan Banks, Discount Note, 5.81%, due January 19, 2000       6,979,665
 14,000,000  Federal Home Loan Banks, Discount Note, 5.42%, due January 5, 2000       13,991,569
 10,500,000  Federal Home Loan Banks, Discount Note, 5.65%, due January 4, 2000       10,495,056
  3,000,000  Federal Home Loan Banks, Discount Note, 5.05%, due March 3, 2000          3,000,000
  1,000,000  Federal Home Loan Banks, Discount Note, 6.20%, due October 27, 2000       1,000,000
  1,671,000  Federal Agricultural Mort. Corp., Discount Note,
              5.71%, due January 21, 2000                                              1,665,699
  5,000,000  Federal Agricultural Mort. Corp., Discount Note,
              5.60%, due January 13, 2000                                              4,990,667
  1,806,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              4.75%, due January 11, 2000                                              1,803,617
  1,280,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.10%, due January 14, 2000                                              1,277,643
  4,454,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.40%, due January 3, 2000                                               4,452,664
  4,579,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.43%, due January 5, 2000                                               4,576,237
  3,284,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.45%, due January 5, 2000                                               3,282,011
  4,400,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.48%, due February 29, 2000                                             4,360,483
 10,000,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.57%, due January 10, 2000                                              9,986,075
  6,782,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.58%, due January 10, 2000                                              6,772,539
  4,050,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.58%, due January 12, 2000                                              4,043,095
  8,650,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.58%, due January 13, 2000                                              8,633,911
  8,165,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.65%, due January 11, 2000                                              8,152,185
  2,000,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.67%, due January 19, 2000                                              1,994,330
 10,000,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.70%, due March 3, 2000                                                 9,903,417
  1,700,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.71%, due January 12, 2000                                              1,697,034
  1,727,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.71%, due January 19, 2000                                              1,722,069
  4,192,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.74%, due January 27, 2000                                              4,174,622
  7,500,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.74%, due January 28, 2000                                              7,467,713
  1,240,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.76%, due February 11, 2000                                             1,231,866
  1,500,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.76%, due February 15, 2000                                             1,489,200
    843,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.76%, due February 8, 2000                                                837,875
  4,453,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.71%, due January 14, 2000                                              4,443,818
  1,200,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.73%, due February 11, 2000                                             1,192,169
  7,991,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.74%, due January 13, 2000                                              7,975,684
 11,750,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.72%, due January 12, 2000                                             11,729,464
 13,000,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              4.50%, due January 5, 2000                                              12,993,500
  5,700,000  Federal Home Loan Mortgage Corporation, Discount Notes,
              5.80%, due January 25, 2000                                              5,677,960
  2,435,000  Federal National Mortgage Association, Discount Notes,
              5.72%, due January 21, 2000                                              2,427,262
  5,000,000  Federal National Mortgage Association, Discount Notes,
              5.52%, due January 18, 2000                                              4,986,967
  2,500,000  Federal National Mortgage Association, Discount Notes,
              5.56%, due January 18, 2000                                              2,493,436
  3,150,000  Federal National Mortgage Association, Discount Notes,
              5.70%, due January 20, 2000                                              3,140,524
 12,000,000  Federal National Mortgage Association, Discount Notes,
              5.71%, due January 20, 2000                                             11,963,837
  9,150,000  Federal National Mortgage Association, Discount Notes,
              5.72%, due January 27, 2000                                              9,112,200
  1,000,000  Federal National Mortgage Association, Discount Notes,
              5.75%, due January 21, 2000                                                996,806
  7,510,000  Federal National Mortgage Association, Discount Notes,
              5.75%, due January 26, 2000                                              7,480,012
  1,380,000  Federal National Mortgage Association, Discount Notes,
              5.76%, due January 24, 2000                                              1,374,922
  2,800,000  Federal National Mortgage Association, Discount Notes,
              5.78%, due February 4, 2000                                              2,784,715
  3,000,000  Federal National Mortgage Association, Discount Notes,
              5.21%, due July 7, 2000                                                  2,918,377
 15,000,000  Federal National Mortgage Association, Discount Notes,
              5.50%, due January 18, 2000                                             14,961,042
  5,000,000  Federal National Mortgage Association, Discount Notes,
              5.54%, due January 20, 2000                                              4,985,381
  7,500,000  Federal National Mortgage Association, Discount Notes,
              5.65%, due January 6, 2000                                               7,494,115
  7,500,000  Federal National Mortgage Association, Medium-Term Note,
              5.10%, due May 19, 2000                                                  7,499,715
  2,070,000  US Agency Discounted Note                                                 2,063,330

TOTAL GOVERNMENT-SPONSORED ENTERPRISES - 99.33%                                      305,023,060

TOTAL INVESTMENTS - 99.33%                                                           305,023,060

Other assets less liabilities - 0.67%                                                  2,060,729

TOTAL NET ASSETS - 100.00%
 (equivalent to $1.00 per share; 750,000,000 shares of $0.01 par value
 capital shares authorized; 307,132,658.260 shares outstanding)                    $ 307,083,789

Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS           DECEMBER 31, 1999 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

                                                      PRIME           FEDERAL
                                                    PORTFOLIO        PORTFOLIO
ASSETS:
 Investment securities, at market value           $ 712,666,035    $ 305,023,060
 Interest receivable                                    127,402          106,311
 Cash                                                (2,968,178)       1,938,491
     Total assets                                   709,825,259      307,067,862
LIABILITIES:
 Accrued expenses                                       (46,321)         (17,550)
 Income payable                                           3,367            1,623
     Total liabilities                                  (42,954)         (15,927)
NET ASSETS                                        $ 709,868,213    $ 307,083,789
NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)      $ 709,901,260    $ 307,132,574
 Accumulated net realized loss on
  investment transactions                               (33,047)         (48,785)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES       $ 709,868,213    $ 307,083,789

Capital shares, $0.01 par value
 Authorized                                         750,000,000      750,000,000

 Outstanding                                        709,897,715      307,132,658

 NET ASSET VALUE PER SHARE                        $        1.00    $        1.00

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS           SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

STATEMENT OF OPERATIONS

                                                     PRIME            FEDERAL
                                                   PORTFOLIO         PORTFOLIO
INVESTMENT INCOME:
 Income:
   Interest                                       $ 19,176,412     $  8,203,049
 Expenses:
   Management fees                                   1,786,185          777,038
   Government fees                                      19,449           11,265
                                                     1,805,634          788,302
     Net investment income                          17,370,778        7,414,747
     Net increase in net assets resulting
      from operations                             $ 17,370,778     $  7,414,747

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS    SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED) AND YEAR
ENDED JUNE 30, 1999

STATEMENTS OF CHANGES IN NET ASSETS

                                                         PRIME             FEDERAL
                                                       PORTFOLIO          PORTFOLIO
                                                          1999              1999
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                              $   30,935,014     $   14,811,762
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                 (30,935,014)       (14,811,762)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold ($1.00 per share)         1,281,907,452        647,138,544
 Net asset value of shares issued for
   reinvestment of distributions ($1.00 per share)       6,772,270          3,578,135
                                                     1,288,679,722        650,716,679
 Cost of shares redeemed ($1.00 per share)          (1,166,411,060)      (655,224,005)
   Net increase (decrease) in net assets from
   capital share transactions                          122,268,662         (4,507,326)
     Net increase (decrease) in net assets             122,268,662         (4,507,326)
NET ASSETS - June 30, 1998                             555,746,815        302,948,989
NET ASSETS - June 30, 1999                          $  678,015,477     $  298,441,663

INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                              $   17,370,778     $    7,414,747
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                 (17,370,778)        (7,414,747)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold ($1.00 per share)           509,156,364        277,646,011
 Net asset value of shares issued for reinvestment
   of distributions ($1.00 per share)                    4,112,222          1,751,511
                                                       513,268,586        279,397,522
 Cost of shares redeemed ($1.00 per share)            (481,415,850)      (270,755,396)
   Net increase (decrease) in net assets from
     capital share transactions                         31,852,736          8,642,126
      Net increase (decrease) in net assets             31,852,736          8,642,126
NET ASSETS - June 30, 1999                             678,015,477        298,441,663
NET ASSETS - December 31, 1999                      $  709,868,213     $  307,083,789

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES - The Fund is registered under the Investment
Company Act of 1940, as amended, as a diversified, open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At December 31, 1999, the Fund has accumulated net realized losses on sales of investments for federal income tax purposes of $33,047 (Prime Portfolio) and $48,785 (Federal Portfolio), which are available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and thereported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended
December 31, 1999, were as follows:
                                                    Other than
                         U.S. Government          U.S. Government
Prime Portfolio            Securities               Securities
Purchases               $  6,002,748,983         $    838,893,740
Proceeds from sales        6,111,799,768              762,789,952

Federal Portfolio
Purchases               $    156,105,573         $  3,468,472,203
Proceeds from sales          168,348,000            3,448,795,860

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment advisor and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.


This report has been prepared for the information of the Shareholders of UMB Scout Money Market Fund, Inc., and is not to be construed as an offering of shares of the Fund.
Shares of this Fund, and of the other UMB Scout Funds, are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
   Federal Portfolio
   Prime Portfolio
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

INVESTMENT ADVISORS AND MANAGER
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc., Kansas City, Missouri

UMB SCOUT FUNDS

P.O. Box 219757
Kansas City, MO 64121-9757

Toll Free 800-996-2862

www.umb.com

"UMB", "Scout" and the "Scout" design are registered service marks of UMB Financial Corporation.